Offsets	Aug. 08, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Alamos Gold Inc.
Form or Filing Type	F-10
File Number	333-272309
Initial Filing Date	May 31, 2023
Fee Offset Claimed	$ 55,100
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Shares, Warrants, Debt Securities or Subscription Receipts
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 500,000,000
Explanation for Claimed Amount	The Registrant previously filed a registration statement on Form F-10 (File No. 333-272309), initially filed on May 31, 2023, and declared effective on June 5, 2023 (the “Prior Registration Statement”), which registered an indeterminate number of securities to be sold by the Registrant and had an aggregate initial offering price not to exceed $500,000,000. The Registrant previously paid $55,100 in registration fees with respect to the Prior Registration Statement. The Prior Registration Statement was not used, resulting in $500,000,000 as the unsold aggregate offering amount. Accordingly, all of the filing fees from the Prior Registration Statement are being carried over to this Registration Statement, resulting in a fee offset of $55,100. The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Alamos Gold Inc.
Form or Filing Type	F-10
File Number	333-272309
Filing Date	May 31, 2023
Fee Paid with Fee Offset Source	$ 55,100
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.